Feb. 28, 2021
MFS® New Discovery Value Fund
MFS® New Discovery Value Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 28, 2021.
MFS® New Discovery Value Fund

Effective immediately, the footnote to the table in the section entitled "Example" under the main heading entitled "Summary of Key Information" is deleted and the following disclosure is added directly after the table:

Class B and Class C shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples for Class B and Class C shares reflect Class A share expenses after eight years.